United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—44.2%
	Consumer Discretionary—3.2%
53,145	Corus Entertainment, Inc., Class B	$1,180,046
214,740	Gannett Co., Inc.	5,911,792
26,700	Garmin Ltd.	1,202,835
77,205	National CineMedia, Inc.	1,442,189
449,580	Regal Entertainment Group	8,766,810
71,130	Six Flags Entertainment Corp.	2,552,856
99,170	Staples, Inc.	1,305,077
	TOTAL	22,361,605
	Consumer Staples—5.2%
308,755	Altria Group, Inc.	10,874,351
69,750	Kimberly-Clark Corp.	7,628,558
61,670	Lorillard, Inc.	3,035,397
53,090	Philip Morris International Inc.	4,148,453
217,240	Reynolds American, Inc.	10,536,140
	TOTAL	36,222,899
	Energy—9.4%
115,244	ARC Resources Ltd.	3,005,915
141,555	Baytex Energy Corp.	5,167,790
177,858	Bonavista Energy Corp.	2,344,292
103,675	BP PLC, ADR	4,861,321
101,380	ConocoPhillips	6,584,631
173,565	Crescent Point Energy Corp.	6,002,894
86,315	ENI S.p.A, ADR	3,918,701
42,085	Kinder Morgan, Inc.	1,431,311
947,953	Pengrowth Energy Corp.	6,128,181
122,215	Royal Dutch Shell PLC, ADR	8,445,056
170,300	Total SA, ADR	9,736,051
82,636	Transocean Ltd.	3,576,486
79,697	Vermilion Energy, Inc.	4,387,897
	TOTAL	65,590,526
	Financials—3.7%
65,545	Bank of Montreal	4,003,489
59,640	Mercury General Corp.	2,733,301
46,345	MetLife, Inc.	2,273,222
311,670	Old Republic International Corp.	4,868,285
152,699	Progressive Corp. Ohio	3,548,725
249,565	Sun Life Financial Services of Canada	8,223,167
	TOTAL	25,650,189
	Health Care—6.5%
112,505	AstraZeneca Group PLC, ADR	7,144,067
13,000	Bayer AG, ADR	1,715,987
136,640	GlaxoSmithKline PLC, ADR	7,042,426
165,065	Lilly (Eli) & Co.	8,915,161
161,385	Merck & Co., Inc.	8,548,563
314,895	Pfizer, Inc.	9,572,808

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
50,170	Sanofi ADR	$2,453,313
	TOTAL	45,392,325
	Industrials—2.8%
85,940	Deluxe Corp.	4,172,387
131,840	Donnelley (R.R.) & Sons Co.	2,435,085
115,740	General Electric Co.	2,908,546
27,200	Lockheed Martin Corp.	4,104,752
104,290	Pitney Bowes, Inc.	2,626,022
23,082	Siemens AG, ADR	2,915,026
	TOTAL	19,161,818
	IT Services—1.9%
52,185	CA, Inc.	1,674,095
123,117	Intel Corp.	3,021,291
10,505	KLA-Tencor Corp.	645,743
21,092	Lexmark International, Inc.	826,595
89,725	Microsoft Corp.	3,396,091
70,808	Seagate Technology	3,742,911
	TOTAL	13,306,726
	Materials—1.3%
32,615	International Paper Co.	1,557,040
89,420	LyondellBasell Industries NV - Class A	7,042,719
	TOTAL	8,599,759
	Telecommunication Services—6.6%
241,970	AT&T, Inc.	8,062,441
150,090	BCE, Inc.	6,299,277
257,540	CenturyLink, Inc.	7,432,604
334,135	Deutsche Telekom AG-ADR	5,402,963
359,800	Frontier Communications Corp.	1,691,060
223,230	Verizon Communications	10,719,505
163,997	Vodafone Group PLC, ADR	6,077,729
	TOTAL	45,685,579
	Utilities—3.6%
166,595	Ameren Corp.	6,303,955
47,075	DTE Energy Co.	3,211,457
145,341	National Grid PLC, ADR	9,415,190
318,526	Northland Power, Inc.	4,658,845
53,415	PPL Corp.	1,632,896
	TOTAL	25,222,343
	TOTAL COMMON STOCKS (IDENTIFIED COST $254,429,761)	307,193,769
	MUNICIPAL BONDS—51.6%
	Alabama—0.9%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,232,660
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.000%, 10/01/2040	786,394
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,378,138
2,000,000	Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/01/2035	2,011,900
	TOTAL	6,409,092
	Arizona—0.6%
1,250,000	Arizona Transportation Board — Highway Revenue, Subordinated Highway Revenue Bonds (Series 2013A), 5.000%, 07/01/2023	1,464,138

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$2,380,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.000%, (Citigroup, Inc. GTD), 12/01/2032	$2,438,429
		TOTAL	3,902,567
		California—6.9%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2023	1,159,880
2,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2025	2,256,840
2,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 0.940% TOBs, Mandatory Tender 5/1/2023	1,976,580
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.290% TOBs, Mandatory Tender 4/1/2027	1,487,955
570,000	[1]	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.950% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	580,568
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/01/2031	2,185,380
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,403,410
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 02/01/2038	2,620,850
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.000%, 10/01/2022	2,971,350
2,000,000		California Statewide Communities Development Authority, (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 08/15/2031	2,157,240
3,035,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 09/01/2028	3,353,614
500,000		Corona-Norco Unified School District Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 09/01/2032	517,300
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.750%, 01/15/2046	3,003,720
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.000%, 09/02/2021	294,444
735,000		Orange County, CA Transportation Authority, (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.000%, 08/15/2029	803,781
665,000		Riverside County, CA Transportation Commission, Toll Revenue Senior Lien Bonds (Series 2013A), 5.750%, 06/01/2044	682,816
2,550,000		San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.000%, 05/01/2024	3,005,022
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,455,580
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	2,083,400
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2013A), 5.000%, 11/01/2025	3,497,340
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 05/15/2032	2,757,525
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 05/15/2031	2,184,040
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,578,248
		TOTAL	48,016,883
		Colorado—2.1%
2,500,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.000%, 12/01/2033	2,393,650
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	634,482
430,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, (United States Treasury & Agency PRF 11/1/2018@100), 11/01/2027	515,316
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, 11/01/2027	1,314,152
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,050,710
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 09/01/2026	2,980,796
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.000%, 06/01/2032	5,500,500
		TOTAL	14,389,606
		Delaware—0.3%
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.000%, 11/01/2022	2,380,260
		District of Columbia—1.3%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,388,680
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.000%, 07/01/2048	550,352

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—continued
$5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (United States Treasury PRF 6/1/2015@100), 06/01/2025	$5,315,350
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,067,820
	TOTAL	9,322,202
	Florida—3.2%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2019	1,279,338
615,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	580,966
1,055,000	Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), Revenue Refunding Bonds (Series 2012A), 5.000%, 04/01/2027	1,100,924
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,166,410
665,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2021	765,289
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2029	1,064,290
1,250,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,330,363
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.000%, 11/15/2029	1,767,220
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,244,309
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2027	2,159,480
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2028	1,068,620
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/01/2030	1,554,406
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/01/2032	1,751,328
200,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	200,884
1,485,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,411,359
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,534,590
450,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	454,018
	TOTAL	22,433,794
	Georgia—1.7%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,781,200
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,450,810
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	640,928
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.000%, 11/15/2024	1,666,275
	TOTAL	11,539,213
	Guam—0.2%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	593,708
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.000%, 10/01/2034	488,940
	TOTAL	1,082,648
	Hawaii—0.2%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,356,438
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.750%, 10/01/2034	1,997,620
	Illinois—2.9%
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,249,443
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,058,930
1,390,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.250%, 01/01/2035	1,409,238
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	405,040
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	895,640
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	853,921

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	$557,550
1,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2014A), 5.000%, 12/01/2022	1,170,560
775,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.000%, 01/01/2024	827,646
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 04/01/2035	1,518,615
2,950,000		Illinois State, UT GO Bonds (Series June 2013), 5.500%, 07/01/2038	3,073,074
1,230,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 08/01/2025	1,328,720
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,524,855
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,440,240
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,177,420
		TOTAL	20,490,892
		Indiana—1.9%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,517,175
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 01/01/2034	2,970,358
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.000%, 10/01/2021	1,660,630
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,533,874
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.000%, 06/01/2032	1,061,690
2,128,470	[2,3]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	227,470
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	2,939,350
		TOTAL	12,910,547
		Iowa—0.5%
1,035,000	[2,3,4]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	597,402
1,500,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.500%, 12/01/2022	1,446,030
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 06/01/2038	1,548,660
		TOTAL	3,592,092
		Kansas—0.4%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,787,532
		Kentucky—0.8%
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.000%, 07/01/2053	2,079,900
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,777,275
2,000,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/01/2035	2,031,200
		TOTAL	5,888,375
		Louisiana—1.0%
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2030	1,062,460
750,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2036	773,265
2,000,000		Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), 5.000%, 6/1/2024	2,175,540
470,000	[1]	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.000% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	473,628
2,440,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 05/15/2033	2,438,341
		TOTAL	6,923,234
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	942,615
		Maryland—0.3%
530,000		Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	555,673
925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	944,231

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	$512,840
		TOTAL	2,012,744
		Massachusetts—0.6%
665,000		Massachusetts Development Finance Agency, (Covanta Energy Corp.), Resource Recovery Refunding Revenue Bonds (Series 2012B), 4.875%, 11/01/2042	585,266
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,506,001
		TOTAL	4,091,267
		Michigan—0.9%
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,528,850
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,081,920
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,521,300
1,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/01/2021	1,104,640
		TOTAL	6,236,710
		Minnesota—0.5%
3,000,000		Minnesota State, Various Purpose Refunding Revenue UT GO Bonds (Series 2013F), 5.000%, 10/01/2021	3,613,020
		Missouri—0.2%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, (United States Treasury PRF 6/1/2014@100), 12/01/2019	1,525,455
		Nebraska—0.3%
2,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.000%, (Goldman Sachs & Co. GTD), 09/01/2042	2,002,680
		Nevada—0.6%
475,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	398,810
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.000%, 03/01/2022	3,536,760
		TOTAL	3,935,570
		New Jersey—2.1%
2,000,000	[1]	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding SIMFA Index Notes (Series 2013I), 1.590%, 09/01/2027	1,969,840
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2020	2,279,100
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2023	662,100
1,580,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%, (United States Treasury PRF 6/15/2014@100), 06/15/2029	1,612,990
2,315,000		New Jersey State EDA, (Rutgers, The State University of New Jersey), GO Lease Revenue Bonds (Series 2013), 5.000%, 06/15/2032	2,564,951
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.000%, 06/15/2022	1,152,100
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,375,764
2,125,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.000%, 01/01/2027	2,344,172
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.000%, 05/01/2021	590,425
		TOTAL	14,551,442
		New Mexico—0.1%
500,000	[5,6]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	483,220
		New York—4.5%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	2,142,200
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,350,440
1,500,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 02/15/2047	1,620,885
4,000,000	[1]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.057%, 03/01/2021	3,729,480
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,782,500
2,500,000		New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,696,400

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$5,000,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	$5,612,200
1,250,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 01/01/2037	1,311,562
2,500,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue ), 5/1/2019	2,906,750
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,389,180
505,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2022	562,317
		TOTAL	31,103,914
		North Carolina—0.5%
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,959,220
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,731,281
		TOTAL	3,690,501
		Ohio—2.7%
2,850,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,098,720
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 06/01/2047	1,430,285
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.000%, 01/01/2031	1,018,280
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	2,426,835
1,000,000		Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.750%, 12/01/2040	1,011,300
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,114,240
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 02/15/2027	1,844,483
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,828,920
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 02/15/2030	1,325,280
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	380,434
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	487,464
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.000%, 06/01/2039	1,587,090
		TOTAL	18,553,331
		Oklahoma—0.2%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,056,500
		Pennsylvania—2.7%
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,317,069
2,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 05/01/2042	2,563,843
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.250%, 10/15/2032	911,040
1,250,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.000%, 06/01/2030	1,330,488
2,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,258,076
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,060,030
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,542,025
2,140,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.310%, 12/01/2020	2,181,537
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	469,515
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 07/01/2042	943,134

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$3,000,000	Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.000%, 11/01/2027	$3,297,690
	TOTAL	18,874,447
	Puerto Rico—0.5%
1,470,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.000%, 07/01/2020	1,080,185
3,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.000%, 07/01/2033	2,175,210
	TOTAL	3,255,395
	South Carolina—0.5%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,216,764
1,390,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	1,277,132
	TOTAL	3,493,896
	South Dakota—0.2%
1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 06/01/2023	1,095,990
	Tennessee—0.5%
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.250%, (Goldman Sachs & Co. GTD), 09/01/2023	1,428,198
2,000,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/01/2029	2,246,780
	TOTAL	3,674,978
	Texas—4.6%
2,065,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,978,270
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	2,092,820
1,080,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), 6.000%, 08/15/2033	1,158,570
500,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 08/15/2042	464,195
1,000,000	Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.000%, 10/01/2031	1,117,720
1,355,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding & Improvement Bonds (Series 2012C), 5.000%, 11/01/2020	1,580,120
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/01/2035	2,070,480
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,020,070
2,500,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B), 5.250%, (Toll Equity Loan Agreement Supported) 10/01/2051	2,586,025
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,019,642
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	298,631
1,965,000	Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.000%, (PSFG GTD), 08/15/2031	2,215,852
2,600,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2013), 5.000%, 05/15/2024	2,913,976
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	1,711,953
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,821,400
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, (Bank of America Corp. GTD), 12/15/2026	3,207,478
1,980,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,054,309
	TOTAL	32,311,511
	Virginia—1.1%
2,035,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.000%, 07/01/2052	1,944,788
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	4,803,256
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,172,270
	TOTAL	7,920,314
	Washington—1.6%
4,000,000	Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.000%, 11/01/2021	4,800,080
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,950,468

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 06/01/2031	$639,791
2,000,000	[5,6]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 01/01/2044	1,993,800
		TOTAL	11,384,139
		West Virginia—0.1%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,006,570
		Wisconsin—0.8%
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,201,288
		Wyoming—0.2%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 05/01/2037	1,266,587
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $354,536,825)	358,707,079
		SHORT-TERM MUNICIPALS—3.8%[7]
		Georgia—0.5%
3,350,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.040%, 02/03/2014	3,350,000
		Michigan—0.6%
2,900,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College), (JPMorgan Chase Bank, N.A. LOC), 0.030%, 02/07/2014	2,900,000
1,350,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC), (Fifth Third Bank, Cincinnati LOC), 0.170%, 02/07/2014	1,350,000
		TOTAL	4,250,000
		New York—0.8%
5,000,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.040%, 02/03/2014	5,000,000
800,000		New York City, NY, (Fiscal 2012 Series G-5) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.040%, 02/03/2014	800,000
		TOTAL	5,800,000
		Pennsylvania—0.2%
1,150,000		Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.), (Citibank NA, New York LOC), 0.050%, 02/03/2014	1,150,000
		Virginia—1.7%
8,700,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group), (Assured Guaranty Municipal Corp. INS, Wells Fargo Bank, N.A. LIQ), 0.070%, 02/03/2014	8,700,000
3,500,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 02/03/2014	3,500,000
		TOTAL	12,200,000
		TOTAL SHORT-TERM MUNICIPALS—3.8% (AT AMORTIZED COST)	26,750,000
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $635,716,586)[8]	692,650,848
		OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	3,560,224
		TOTAL NET ASSETS—100%	$696,211,072
At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[2]United States Treasury Short Futures	200	$25,150,000	March 2014	$(167,072)
The average notional value of futures contracts held by the Fund throughout the period was $17,560,938. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures is included in “Other Assets and Liabilities—Net”.
At January 31, 2014, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT)
1	Floating rate notes with current rate and maturity or tender date shown.
2	Non-income-producing security.

3	Security in default.
4	Obligor has filed for bankruptcy protection.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $2,477,020, which represented 0.4% of total net assets.
6	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these liquid restricted securities amounted to $2,477,020, which represented 0.4% of total net assets.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At January 31, 2014, the cost of investments for federal tax purposes amounts to $635,612,157. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $57,038,691. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,439,727 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,401,036.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$ 171,099,195	$—	$—	$171,099,195
International	136,094,574	—	—	136,094,574
Debt Securities:
Municipal Bonds	—	358,707,079	—	358,707,079
Short-Term Municipals	—	26,750,000	—	26,750,000
TOTAL SECURITIES	$307,193,769	$385,457,079	$—	$ 692,650,848
OTHER FINANCIAL INSTRUMENTS*	$(167,072)	$—	$—	$(167,072)
*	Other financial instruments include futures contracts

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SID	—Special Improvement District
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014